SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Business combinations (Details) - shares		12 Months Ended
	Oct. 22, 2018	Jun. 30, 2021
Minimum
Business combinations:
Period from moment of sowing until the moment of harvest		5 months
Maximum
Business combinations:
Period from moment of sowing until the moment of harvest		7 months
Rizobacter Argentina
Business combinations:
Voting interest to be acquired in option agreement	29.99%
Number of shares to be acquired in option agreement	11,916,000